Property and Equipment Net (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 62,278	$ 62,907
Less accumulated depreciation	(5,973)	(4,392)
Property and equipment - net	56,305	58,515
Laboratory and Manufacturing Equipment
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	28,158	28,101
Computer Equipment and Software
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	529	463
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	1,490	1,614
Capitalized Software
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	232	228
Construction in Process
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 21,683	22,097
Gelesis
Property, Plant and Equipment [Line Items]
Property and equipment - at cost		62,907	$ 49,996
Less accumulated depreciation		(4,392)	(3,101)
Property and equipment - net		58,515	46,895
Gelesis | Laboratory and Manufacturing Equipment
Property, Plant and Equipment [Line Items]
Property and equipment - at cost		28,101	8,176
Gelesis | Buildings
Property, Plant and Equipment [Line Items]
Property and equipment - at cost		10,404	4,334
Gelesis | Computer Equipment and Software
Property, Plant and Equipment [Line Items]
Property and equipment - at cost		463	176
Gelesis | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment - at cost		1,614	1,742
Gelesis | Capitalized Software
Property, Plant and Equipment [Line Items]
Property and equipment - at cost		228	17
Gelesis | Construction in Process
Property, Plant and Equipment [Line Items]
Property and equipment - at cost		$ 22,097	$ 35,551